Convertible Preferred Stock - Voting Rights, Election of Directors (Details)	6 Months Ended
Jun. 30, 2023 director Vote
Convertible Preferred Stock
Number of votes for each share of common stock into which preferred stock could be converted | Vote	1
Series A
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1
Series A-2
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1
Series B
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1
Series B-2
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1